Intangible Asset	12 Months Ended
Jun. 30, 2013
Intangible Asset [Abstract]
Intangible Asset
3. Intangible Asset

During the quarter ended March 31, 2012, we modified a distribution agreement to reacquire certain distribution rights related to the Res-Q product line. As part of this modification, we exchanged consideration of $390,000, comprised of forgiving a $60,000 receivable and recording liabilities of $330,000 to provide inventory upgrades and service agreements at no cost. We have recorded those costs as an intangible asset, which will be amortized to cost of revenues over the remaining life of the distribution agreement or 31 months. Total intangible amortization expense charges for the year ending June 30, 2013 and 2012 were $151,000 and $75,000, respectively.

As of June 30, 2013, while performing our annual test for impairment, we determined this asset was impaired as a result of the Res-Q patent litigation and the associated decrease and delay in projected revenues during the remaining life of the intangible asset. Therefore, the intangible asset was considered fully impaired and the carrying value of $164,000 was written off to cost of revenues.